Supplement dated September 27, 2024
to the Prospectus and Summary Prospectus, each as supplemented, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia Real Estate Equity Fund	5/1/2024
Class S information on the Fund's Prospectus and Summary Prospectus front covers is hereby superseded and replaced with the following:
Class	Ticker Symbol
S(a)	CREHX
(a)
Class S will be operational on or about October 2, 2024.
Shareholders should retain this Supplement for future reference.
SUP212_12_006_(09/24)